13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
03/31/2001

13F-HR
1 QTR 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 03/31/2001
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		05/14/2001
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 64
                                        ----------------------

Form 13F Information Table Value Total: 1,389,018
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   221352     3382 SH       SOLE                     3382
AFLAC                          COM              001055102    12304   446780 SH       SOLE                   432248             14532
                                                              5037   182900 SH       DEFINED 01             182900
Allegiance Telecom Inc.        COM              01747t102      710    48150 SH       SOLE                    48150
Ambac Financial Group, Inc.    COM              023139108    45912   723826 SH       SOLE                   654967             68859
                                                             16628   262150 SH       DEFINED 01             262150
Atherogenics, Inc.             COM              047439104      510    83333 SH       SOLE                    83333
Avon Products                  COM              054303102    31533   788510 SH       SOLE                   691405             97105
                                                             12681   317100 SH       DEFINED 01             317100
Berkshire Hathaway - Cl. A     COM              084670108    26311      402 SH       SOLE                      347                55
                                                              6545      100 SH       DEFINED 01                100
Berkshire Hathaway - Cl. B     COM              084670207    70870    32569 SH       SOLE                    29054              3515
                                                             26230    12054 SH       DEFINED 01              12054
Cendant Corp.                  COM              151313103    23942  1640975 SH       SOLE                  1434075            206900
                                                              8343   571800 SH       DEFINED 01             571800
Charter Communications Inc.    COM              16117M107    41148  1818690 SH       SOLE                  1637165            181525
                                                             14370   635150 SH       DEFINED 01             635150
Closure Medical Corporation    COM              189093107     3852   226600 SH       SOLE                   226600
Comcast Corp                   COM              200300200    46102  1099300 SH       SOLE                   991500            107800
                                                             16874   402350 SH       DEFINED 01             402350
Compaq Computer Corp           COM              204493100    21254  1167800 SH       SOLE                  1033275            134525
                                                              7790   428025 SH       DEFINED 01             428025
E. W. Scripps Co.              COM              811054204    41443   714902 SH       SOLE                   645972             68930
                                                             15195   262110 SH       DEFINED 01             262110
Household International Inc    COM              441815107    38163   644207 SH       SOLE                   578707             65500
                                                             13874   234200 SH       DEFINED 01             234200
Intel Corp                     COM              458140100      308    11700 SH       SOLE                    11700
Interpublic Group              COM              460690100    20607   599914 SH       SOLE                   545846             54068
                                                              6125   178325 SH       DEFINED 01             178325
Intl Flavors & Fragrances      COM              459506101    31920  1446975 SH       SOLE                  1235325            211650
                                                             12003   544125 SH       DEFINED 01             544125
J. P. Morgan & Co., Inc.       COM              46625H100     6215   138425 SH       SOLE                   110175             28250
                                                              3476    77425 SH       DEFINED 01              77425
Johnson & Johnson              COM              478160104     2064    23600 SH       SOLE                    23600
Lexmark International Inc.     COM              529771107    28501   626125 SH       SOLE                   563500             62625
                                                             10809   237450 SH       DEFINED 01             237450
Merck & Co.                    COM              589331107      364     4800 SH       SOLE                     4800
Oakwood Homes                  COM              674098108       67    63100 SH       SOLE                    63100
PartnerRe Ltd Bermuda          COM              G6852T105    23020   467225 SH       SOLE                   412225             55000
                                                              6578   133500 SH       DEFINED 01             133500
Pfizer Inc.                    COM              717081103      328     8000 SH       SOLE                     8000
Priceline.com Inc.             COM              741503106       63    25000 SH       SOLE                    25000
RLI Corp.                      COM              749607107    33724   825753 SH       SOLE                   741443             84310
                                                              3218    78800 SH       DEFINED 01              78800
Republic Services Inc.         COM              760759100    33993  1812950 SH       SOLE                  1537400            275550
                                                             13809   736500 SH       DEFINED 01             736500
Sabre Holdings Corp.           COM              785905100    39253   850175 SH       SOLE                   749975            100200
                                                             13636   295350 SH       DEFINED 01             295350
Tellabs, Inc.                  COM              879664100    26133   642288 SH       SOLE                   558313             83975
                                                              9125   224275 SH       DEFINED 01             224275
Tiffany & Co.                  COM              886547108    17537   643570 SH       SOLE                   590085             53485
                                                              6168   226340 SH       DEFINED 01             226340
USA Networks, Inc.             COM              902984103    33696  1407670 SH       SOLE                  1274920            132750
                                                             14305   597600 SH       DEFINED 01             597600
Valassis Communications Inc.   COM              918866104    30129  1038935 SH       SOLE                   897310            141625
                                                             10980   378625 SH       DEFINED 01             378625
Verizon Communications         COM              92343V104    32065   650405 SH       SOLE                   588978             61427
                                                              9052   183612 SH       DEFINED 01             183612
Walt Disney Co.                COM              254687106    21671   757730 SH       SOLE                   665680             92050
                                                              6623   231575 SH       DEFINED 01             231575
Washington Post Co. Class B    COM              939640108    48614    84107 SH       SOLE                    76872              7235
                                                             14993    25940 SH       DEFINED 01              25940
XL Cap Ltd.                    COM              G98255105    36001   473255 SH       SOLE                   407780             65475
                                                             12871   169200 SH       DEFINED 01             169200